Met/Artisan Mid Cap Value Portfolio
Met/Artisan Mid Cap Value Portfolio PORTFOLIO SUMMARY:
Investment Objective
Long-term capital growth.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Met/Artisan Mid Cap Value Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Met/Artisan Mid Cap Value Portfolio	Class A	Class B	Class E
Management Fee	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.15%
Other Expenses	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses	0.83%	1.08%	0.98%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Met/Artisan Mid Cap Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	85	266	462	1,029
Class B	111	345	598	1,323
Class E	100	314	544	1,206

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
Artisan Partners Limited Partnership (“Artisan” or “Subadviser”), subadviser to the Portfolio, invests at least 80% of the Portfolio’s net assets in the common stocks of medium-sized companies. Artisan defines a medium-sized company as one with a market capitalization greater than the market capitalization of the smallest company in the Russell Midcap Index and less than three times the weighted average market capitalization of companies in that Index. As of December 31, 2013, the market capitalization of the smallest company in the Russell Midcap Index was $1.1 billion and the weighted average market capitalization of companies in that Index was approximately $11.6 billion. As long as an investment continues to meet the Portfolio’s other investment criteria, Artisan may choose to hold a stock even if the company’s market capitalization grows or falls outside the range given above. Artisan will generally not initiate a position in a company unless it has a market capitalization between $2 billion and $15 billion. The Portfolio invests primarily in U.S. companies.

Stock Selection

Artisan uses a fundamental investment process in an attempt to construct a diversified portfolio of securities issued by medium-sized U.S. companies with the following attributes for long-term success:
  Attractive valuation.    Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.
  Sound financial condition.    Artisan seeks companies with a level of debt Artisan deems appropriate and that have a positive cash flow.
  Attractive business economics.    Artisan favors cash-producing businesses capable of earning returns on capital Artisan finds acceptable over the company’s business cycle.
Artisan often finds investment opportunities in:
  Turnarounds.    These are companies with recent poor results due to company-specific and/or industry-wide conditions that Artisan believes will not continue indefinitely.
  Companies in transition.    Artisan attempts to identify ahead of the market those companies whose stock prices may soon rise due to new management, new products or a cyclical uptrend in an industry.
  Companies with hidden assets.    Undervalued real estate, unrecognized business lines and other “hidden” assets may not be given enough credit by investors, providing investment opportunities for Artisan.
  Unrecognized companies.    A company that is little-known or lacking a following among investors may be selected for the Portfolio if Artisan considers the company undervalued.
  Companies with earnings shortfalls.    Artisan may consider a company whose reduced earnings have caused the company’s stock price to drop if Artisan expects those earnings to improve.
The Portfolio may invest up to 5% of its net assets in securities of a single issuer. However, if an issuer comprises more than 5% of net assets due to market movements, the Portfolio may purchase additional securities of that issuer to invest cash received from shareholder investments and maintain the issuer’s relative weighting in the Portfolio provided that such securities do not, in the aggregate, exceed 25% of the Portfolio’s total assets. The Portfolio’s cash position is affected by cash flows, including from shareholder investments and redemptions and purchases and sales of portfolio securities. Investment of available cash may be slowed during periods when stock prices are moving broadly upwards because higher prevailing valuations cause fewer securities to meet the Portfolio’s investment criteria. As a result of this emphasis on valuation, the Portfolio may at times hold more than 5%, but generally not more than 10%, of its total assets in cash.

The Portfolio may sell a security when Artisan thinks the security is overvalued compared to Artisan’s estimate of the company’s intrinsic value, when changing circumstances affect the original reasons for Artisan’s purchase of the security, when the company’s fundamentals have deteriorated, or when more attractive alternatives are identified.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.
Past Performance
The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective May 1, 2009, Artisan became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	17.15%
Lowest Quarter	4th – 2008	-29.46%

Average Annual Total Return as of December 31, 2013
Average Annual Total Returns Met/Artisan Mid Cap Value Portfolio	1 Year	5 Years	10 Years
Class A	36.85%	21.63%	6.17%
Class B	36.51%	21.32%	5.91%
Class E	36.65%	21.44%	6.01%
Russell Midcap Value Index (reflects no deduction for mutual fund fees or expenses)	33.46%	21.16%	10.25%